EQUITY (Tables)	12 Months Ended
Mar. 31, 2011
Accumulated Other Comprehensive Income Loss Disclosure

Changes in accumulated other comprehensive income (loss) are as follows:

	Foreign Currency Translation Adjustments	Pension Adjustments	Net Unrealized Gains on Securities	Net Unrealized Gains (Losses) on Derivative Financial Instruments	Total Accumulated Comprehensive Income
	(Yen in millions)
Balance at March 31, 2008	¥(33,794)	¥12,865	¥64,799	¥196	¥44,066
Cumulative effect of applying ASC 715 to opening balance	—	(418)	—	—	(418)
Net change for the year	(32,408)	(12,394)	(53,178)	(341)	(98,321)

Balance at March 31, 2009	(66,202)	53	11,621	(145)	(54,673)
Net change for the year	(9,287)	1,003	11,847	63	3,626
Other	40	(3)	—	—	37

Balance at March 31, 2010	(75,449)	1,053	23,468	(82)	(51,010)
Net change for the year	(28,861)	(4,530)	8,767	52	(24,572)
Other	5	(57)	—	1	(51)

Balance at March 31, 2011	¥(104,305)	¥(3,534)	¥32,235	¥(29)	¥(75,633)

Comprehensive Income Note

Tax effects allocated to each component of other comprehensive income (loss) and adjustments, excluding amounts attributable to noncontrolling interests, are as follows:

	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Yen in millions)
For the year ended March 31, 2009:
Cumulative effect of applying ASC 715 to opening balance	¥(709)	¥291	¥(418)

Foreign currency translation adjustments	¥(32,320)	¥(88)	¥(32,408)
Pension adjustments:
Amount arising during the year	(15,439)	4,945	(10,494)
Reclassification adjustments for gains and losses realized in net income	(3,293)	1,393	(1,900)

Net change for the year	(18,732)	6,338	(12,394)
Net unrealized losses on securities:
Amount arising during the year	(99,457)	40,606	(58,851)
Reclassification adjustments for gains and losses realized in net income	9,560	(3,887)	5,673

Net change for the year	(89,897)	36,719	(53,178)
Net unrealized losses on derivative financial instruments:
Amount arising during the year	(707)	142	(565)
Reclassification adjustments for gains and losses realized in net income	278	(54)	224

Net change for the year	(429)	88	(341)

Other comprehensive income (loss)	¥(141,378)	¥43,057	¥(98,321)

For the year ended March 31, 2010:
Foreign currency translation adjustments	¥(9,700)	¥413	¥(9,287)
Pension adjustments:
Amount arising during the year	5,784	(2,830)	2,954
Reclassification adjustments for gains and losses realized in net income	(3,433)	1,482	(1,951)

Net change for the year	2,351	(1,348)	1,003
Net unrealized gains on securities:
Amount arising during the year	19,533	(7,842)	11,691
Reclassification adjustments for gains and losses realized in net income	266	(110)	156

Net change for the year	19,799	(7,952)	11,847
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(119)	10	(109)
Reclassification adjustments for gains and losses realized in net income	204	(32)	172

Net change for the year	85	(22)	63

Other comprehensive income (loss)	¥12,535	¥(8,909)	¥3,626

For the year ended March 31, 2011:
Foreign currency translation adjustments	¥(28,966)	¥105	¥(28,861)
Pension adjustments:
Amount arising during the year	(5,157)	2,276	(2,881)
Reclassification adjustments for gains and losses realized in net income	(3,015)	1,366	(1,649)

Net change for the year	(8,172)	3,642	(4,530)
Net unrealized gains on securities:
Amount arising during the year	14,599	(5,998)	8,601
Reclassification adjustments for gains and losses realized in net income	280	(114)	166

Net change for the year	14,879	(6,112)	8,767
Net unrealized gains on derivative financial instruments:
Amount arising during the year	252	(13)	239
Reclassification adjustments for gains and losses realized in net income	(197)	10	(187)

Net change for the year	55	(3)	52

Other comprehensive loss	¥(22,204)	¥(2,368)	¥(24,572)